                                                         OPPENHEIMER BOND FUND
                                                 OPPENHEIMER CAPITAL APPRECIATION FUND
                                                 OPPENHEIMER CAPITAL PRESERVATION FUND
                                                    OPPENHEIMER CAPITAL INCOME FUND
                                                 OPPENHEIMER CONCENTRATED GROWTH FUND
                                                OPPENHEIMER CONVERTIBLE SECURITIES FUND
                                                  OPPENHEIMER DEVELOPING MARKETS FUND
                                                OPPENHEIMER DISCIPLINED ALLOCATION FUND
                                                      OPPENHEIMER DISCOVERY FUND
                                                   OPPENHEIMER EMERGING GROWTH FUND
                                                OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                                      OPPENHEIMER ENTERPRISE FUND
                                                        OPPENHEIMER EUROPE FUND
                                                        OPPENHEIMER GLOBAL FUND
                                                OPPENHEIMER GLOBAL GROWTH & INCOME FUND
                                               OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                                                        OPPENHEIMER GROWTH FUND
                                                      OPPENHEIMER HIGH YIELD FUND
                                                  OPPENHEIMER INTERNATIONAL BOND FUND
                                                 OPPENHEIMER INTERNATIONAL GROWTH FUND
                                             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                                               OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                                             OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
                                               OPPENHEIMER MAIN STREET OPPORTUNITY FUND
                                                OPPENHEIMER MAIN STREET SMALL CAP FUND
                                                        OPPENHEIMER MIDCAP FUND
                                                 OPPENHEIMER MULTIPLE STRATEGIES FUND
                                                 OPPENHEIMER QUEST BALANCED VALUE FUND
                                              OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
                                               OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                                               OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                                                  OPPENHEIMER QUEST VALUE FUND, INC.
                                                     OPPENHEIMER REAL ESTATE FUND
                                                 OPPENHEIMER SENIOR FLOATING RATE FUND
                                                      OPPENHEIMER SELECT MANAGERS
                                                   OPPENHEIMER SMALL CAP VALUE FUND
                                                    OPPENHEIMER SPECIAL VALUE FUND
                                                   OPPENHEIMER STRATEGIC INCOME FUND
                                                  OPPENHEIMER TOTAL RETURN FUND, INC.
                                                     OPPENHEIMER TRINITY CORE FUND
                                               OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
                                                    OPPENHEIMER TRINITY VALUE FUND
                                                   OPPENHEIMER U.S. GOVERNMENT TRUST
                                                        OPPENHEIMER VALUE FUND

                                                                                                                 Continued on next page

                                                    Supplement Dated March 20, 2002
                                              to the Statements of Additional Information

The Statement of Additional Information for each fund named above is hereby revised to delete the Appendix captioned "Industry
Classifications" and replace it with the following:

                                                              APPENDIX A

                                                       INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

March 20, 2002                                                291PX003